Pension and other post-retirement benefits - Obligation and funded status (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Jan. 01, 2021	Jan. 01, 2020
Defined benefit plan, Disclosure
Planning horizon of conversion rates	7 years
Total benefit costs
Curtailment losses/(gains)	SFr (10)	SFr 0	SFr (12)
Net periodic benefit/(costs)	218	270	258
Total amount recognized
Noncurrent assets	2,872	2,878
Amounts recognized in AOCI
Actuarial gains/(losses)	(3,727)	(3,648)
Prior service credit/(cost)	456	604
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans	0	(42)
Total	(3,271)	(3,086)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax	18	(99)	102
Actuarial gains/(losses), Net	(341)	44
Prior service credit/(cost), Net	(5)	338
Amortization of actuarial losses/ (gains), Net	284	249
Amortization of prior service cost/(credit), Net	(135)	(121)
Immediate recognition due to curtailment/settlement, Net	12	33
Cumulative effect of accounting changes, Defined Benefit Plans, Net	0	(42)
Total amounts recognized in other comprehensive income, Net	(185)	501
Defined benefit pension plans
Fair value of plan assets
Beginning of the measurement period	21,901
End of the measurement period	22,212	21,901
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	2,628	2,597
Amounts recognized in AOCI
Actuarial gains/(losses)	(3,688)	(3,618)
Prior service credit/(cost)	453	601
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans	0	(42)
Total	(3,235)	(3,059)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(414)	82
Actuarial gains/(losses), Tax	83	(29)
Actuarial gains/(losses), Net	(331)	53
Prior service credit/(cost), Gross	(5)	428
Prior service credit/(cost), Tax	0	(90)
Prior service credit/(cost), Net	(5)	338
Amortization of actuarial losses/(gains), Gross	347	312
Amortization of actuarial losses/(gains), Tax	(64)	(65)
Amortization of actuarial losses/ (gains), Net	283	247
Amortization of prior service cost/(credit), Gross	(166)	(154)
Amortization of prior service cost/(credit), Tax	31	33
Amortization of prior service cost/(credit), Net	(135)	(121)
Immediate recognition due to curtailment/settlement, Gross	14	41
Immediate recognition due to curtailment/settlement, Tax	(2)	(8)
Immediate recognition due to curtailment/settlement, Net	12	33
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans, Gross		0
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans, Tax		(42)
Cumulative effect of accounting changes, Defined Benefit Plans, Net	0	(42)
Total amounts recognized in other comprehensive income, Gross	(224)	709
Total amounts recognized in other comprehensive income, Tax	48	(201)
Total amounts recognized in other comprehensive income, Net	(176)	508
Other post-retirement defined benefit plans
Amounts recognized in AOCI
Actuarial gains/(losses)	(39)	(30)
Prior service credit/(cost)	3	3
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans	0	0
Total	(36)	(27)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(13)	(12)
Actuarial gains/(losses), Tax	3	3
Actuarial gains/(losses), Net	(10)	(9)
Prior service credit/(cost), Gross	0	0
Prior service credit/(cost), Tax	0	0
Prior service credit/(cost), Net	0	0
Amortization of actuarial losses/(gains), Gross	1	3
Amortization of actuarial losses/(gains), Tax	0	(1)
Amortization of actuarial losses/ (gains), Net	1	2
Amortization of prior service cost/(credit), Gross	0	0
Amortization of prior service cost/(credit), Tax	0	0
Amortization of prior service cost/(credit), Net	0	0
Immediate recognition due to curtailment/settlement, Gross	0	0
Immediate recognition due to curtailment/settlement, Tax	0	0
Immediate recognition due to curtailment/settlement, Net	0	0
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans, Gross		0
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans, Tax		0
Cumulative effect of accounting changes, Defined Benefit Plans, Net	0	0
Total amounts recognized in other comprehensive income, Gross	(12)	(9)
Total amounts recognized in other comprehensive income, Tax	3	2
Total amounts recognized in other comprehensive income, Net	(9)	(7)
Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation	517	437	411
PBO
Service costs	SFr 517	SFr 437	411
Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Employees participating in defined benefit plans (as a percent)	66.00%	71.00%
Value of plan assets (as a percent)	81.00%	81.00%
Pension benefit obligation (as a percent)	82.00%	82.00%
Employee contributions, number of contribution levels	3
Total benefit costs
Service costs on benefit obligation	SFr 203	SFr 256	242
Interest costs on benefit obligation	20	52	63
Expected return on plan assets	(352)	(394)	(483)
Amortization of recognized prior service cost/(credit)	(167)	(155)	(126)
Amortization of recognized actuarial losses/(gains)	334	293	306
Settlement losses/(gains)	8	41	35
Curtailment losses/(gains)	(10)	0	(12)
Special termination benefits	8	14	38
Net periodic benefit/(costs)	44	107	63
PBO
Beginning of the measurement period	15,979	15,432
Plan participant contributions	143	205
Service costs	203	256	242
Interest costs	20	52	63
Plan amendments	0	(428)
Settlements	(28)	(152)
Curtailments	(17)	0
Special termination benefits	8	14
Actuarial losses/(gains)	857	1,262
Benefit payments	(1,063)	(662)
Exchange rate losses/(gains)	0	0
End of the measurement period	16,102	15,979	15,432
Fair value of plan assets
Beginning of the measurement period	17,790	16,225
Actual return on plan assets	860	1,767
Employer contributions	298	407
Plan participant contributions	143	205
Settlements	(28)	(152)
Benefit payments	(1,063)	(662)
Exchange rate gains/(losses)	0	0
End of the measurement period	18,000	17,790	SFr 16,225
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	1,898	1,811
Total funded status recognized in the consolidated balance sheet at December 31	1,898	1,811
Total amount recognized
Noncurrent assets	1,898	1,811
Current liabilities	0	0
Noncurrent liabilities	0	0
Total amount recognized in the consolidated balance sheet at December 31	1,898	1,811
Defined Benefit Plan, Asset Portfolio Gains/(Losses)	508	1,373
ABO
End of the measurement period	SFr 15,637	SFr 15,459
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	0.69%	1.19%	1.02%
Discount rate - interest costs (as a percent)	0.13%	0.57%	0.41%
Salary increases (as a percent)	1.50%	0.75%	0.50%
Expected long-term rate of return on plan assets (as a percent)	2.10%	2.40%	3.00%
Interest rate on savings plan (as a percent)	0.45%	1.03%	0.86%
Benefit obligation (%)
Discount rate (as a percent)	0.40%	0.45%	1.03%
Salary increases (as a percent)	1.50%	1.50%	0.75%
Interest rate on savings plan (as a percent)	1.25%	0.45%	1.03%
Switzerland | Defined benefit pension plans | Minimum
Defined benefit plan, Disclosure
Employee contributions (as a percent)	5.00%
Employer contributions (as a percent)	7.50%
Benefit obligation (%)
Interest rate on savings plan (as a percent)					1.00%	1.00%
Switzerland | Defined benefit pension plans | Maximum
Defined benefit plan, Disclosure
Employee contributions (as a percent)	14.00%
Employer contributions (as a percent)	25.00%
Switzerland | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				SFr 296
International | Defined benefit pension plans
Total benefit costs
Service costs on benefit obligation	SFr 15	SFr 14	SFr 16
Interest costs on benefit obligation	68	90	86
Expected return on plan assets	(85)	(108)	(114)
Amortization of recognized prior service cost/(credit)	1	1	0
Amortization of recognized actuarial losses/(gains)	13	19	47
Settlement losses/(gains)	(1)	0	0
Curtailment losses/(gains)	0	0	(1)
Special termination benefits	0	0	0
Net periodic benefit/(costs)	11	16	34
PBO
Beginning of the measurement period	3,325	2,951
Plan participant contributions	0	0
Service costs	15	14	16
Interest costs	68	90	86
Plan amendments	5	0
Settlements	(23)	0
Curtailments	0	0
Special termination benefits	0	0
Actuarial losses/(gains)	456	410
Benefit payments	(156)	(149)
Exchange rate losses/(gains)	(208)	9
End of the measurement period	3,482	3,325	2,951
Fair value of plan assets
Beginning of the measurement period	4,111	3,604
Actual return on plan assets	476	487
Employer contributions	61	130
Plan participant contributions	0	0
Settlements	(23)	0
Benefit payments	(156)	(149)
Exchange rate gains/(losses)	(257)	39
End of the measurement period	4,212	4,111	SFr 3,604
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	730	786
Total funded status recognized in the consolidated balance sheet at December 31	730	786
Total amount recognized
Noncurrent assets	975	1,068
Current liabilities	(8)	(6)
Noncurrent liabilities	(237)	(276)
Total amount recognized in the consolidated balance sheet at December 31	730	786
Defined Benefit Plan, Asset Portfolio Gains/(Losses)	391	379
ABO
End of the measurement period	SFr 3,449	SFr 3,294
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	3.04%	3.28%	2.96%
Discount rate - interest costs (as a percent)	2.39%	3.28%	2.77%
Salary increases (as a percent)	2.84%	2.92%	2.97%
Expected long-term rate of return on plan assets (as a percent)	2.37%	3.00%	3.22%
Benefit obligation (%)
Discount rate (as a percent)	1.67%	2.38%	3.30%
Salary increases (as a percent)	2.98%	2.84%	2.90%
International | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				16
International | Other post-retirement defined benefit plans
Total benefit costs
Service costs on benefit obligation	SFr 0	SFr 0	SFr 0
Interest costs on benefit obligation	4	6	5
Expected return on plan assets	0	0	0
Amortization of recognized prior service cost/(credit)	0	0	0
Amortization of recognized actuarial losses/(gains)	1	3	8
Settlement losses/(gains)	0	0	0
Curtailment losses/(gains)	0	0	0
Special termination benefits	0	0	0
Net periodic benefit/(costs)	5	9	13
PBO
Beginning of the measurement period	164	160
Plan participant contributions	0	0
Service costs	0	0	0
Interest costs	4	6	5
Plan amendments	0	0
Settlements	0	0
Curtailments	0	0
Special termination benefits	0	0
Actuarial losses/(gains)	13	13
Benefit payments	(11)	(12)
Exchange rate losses/(gains)	(14)	(3)
End of the measurement period	156	164	160
Fair value of plan assets
Beginning of the measurement period	0	0
Actual return on plan assets	0	0
Employer contributions	11	12
Plan participant contributions	0	0
Settlements	0	0
Benefit payments	(11)	(12)
Exchange rate gains/(losses)	0	0
End of the measurement period	0	0	SFr 0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	(156)	(164)
Total funded status recognized in the consolidated balance sheet at December 31	(156)	(164)
Total amount recognized
Noncurrent assets	0	0
Current liabilities	(11)	(11)
Noncurrent liabilities	(145)	(153)
Total amount recognized in the consolidated balance sheet at December 31	(156)	(164)
ABO
End of the measurement period	SFr 156	SFr 164
Net benefit pension cost (%)
Discount rate - service costs (as a percent)		4.38%	3.86%
Discount rate - interest costs (as a percent)	2.77%	3.95%	3.28%
Benefit obligation (%)
Discount rate (as a percent)	2.55%	3.23%	4.37%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	7.00%	8.00%	8.70%
Weighted-average rate of health care benefit decrease (as a percent)	5.00%
International | Other post-retirement defined benefit plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				SFr 11
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)				7.00%
Germany | Defined benefit pension plans
Pension and Other Postretirement Benefit Contributions
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans		SFr 111
US | Defined benefit pension plans
Pension and Other Postretirement Benefit Contributions
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans	SFr 43
Bank
Total benefit costs
Net periodic benefit/(costs)	14	14	SFr 16
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	581	622
Total amount recognized
Noncurrent assets	975	1,067
Amounts recognized in AOCI
Actuarial gains/(losses)	(460)	(375)
Prior service credit/(cost)	(11)	(7)
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans	0	(42)
Total	(471)	(424)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax	19	(4)	(7)
Actuarial gains/(losses), Net	(55)	(42)
Prior service credit/(cost), Net	(4)
Amortization of actuarial losses/ (gains), Net	13	17
Amortization of prior service cost/(credit), Net	0	1
Immediate recognition due to curtailment/settlement, Net	(1)
Cumulative effect of accounting changes, Defined Benefit Plans, Net	0	(42)
Total amounts recognized in other comprehensive income, Net	(47)	(66)
Bank | Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation	503	502	533
PBO
Service costs	SFr 503	SFr 502	SFr 533
Bank | Switzerland | Defined benefit pension plans
PBO
Entity contribution to the group plan (as a percent)	84.00%
Bank | Switzerland | Defined benefit pension plans | Minimum
Defined benefit plan, Disclosure
Employer contributions (as a percent)	7.50%
Bank | Switzerland | Defined benefit pension plans | Maximum
Defined benefit plan, Disclosure
Employer contributions (as a percent)	25.00%
Bank | Switzerland | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contributions by the entity to the group plan				SFr 249
Bank | Switzerland | Other post-retirement defined benefit plans
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	7.00%	8.00%	8.70%
Bank | International | Defined benefit pension plans
Total benefit costs
Service costs on benefit obligation	SFr 14	SFr 14	SFr 16
Interest costs on benefit obligation	68	90	86
Expected return on plan assets	(85)	(108)	(114)
Amortization of recognized prior service cost/(credit)	1	1	0
Amortization of recognized actuarial losses/(gains)	13	19	47
Settlement losses/(gains)	(1)	0	0
Curtailment losses/(gains)	0	0	(1)
Net periodic benefit/(costs)	10	16	34
PBO
Beginning of the measurement period	3,325	2,951
Service costs	14	14	16
Interest costs	68	90	86
Plan amendments	5	0
Settlements	(23)	0
Actuarial losses/(gains)	453	410
Plans added	(3)	0
Benefit payments	(156)	(149)
Exchange rate losses/(gains)	(208)	9
End of the measurement period	3,475	3,325	2,951
Fair value of plan assets
Beginning of the measurement period	4,111	3,604
Actual return on plan assets	476	487
Employer contributions	61	130
Settlements	(23)	0
Benefit payments	(156)	(149)
Exchange rate gains/(losses)	(257)	39
End of the measurement period	4,212	4,111	SFr 3,604
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	737	786
Total funded status recognized in the consolidated balance sheet at December 31	737	786
Total amount recognized
Noncurrent assets	975	1,068
Current liabilities	(8)	(6)
Noncurrent liabilities	(230)	(276)
Total amount recognized in the consolidated balance sheet at December 31	737	786
ABO
End of the measurement period	3,445	3,294
Amounts recognized in AOCI
Actuarial gains/(losses)	(421)	(345)
Prior service credit/(cost)	(14)	(10)
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans	0	(42)
Total	(435)	(397)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(62)	(31)
Actuarial gains/(losses), Tax	17	(2)
Actuarial gains/(losses), Net	(45)	(33)
Prior service credit/(cost), Gross	(5)
Prior service credit/(cost), Tax	1
Prior service credit/(cost), Net	(4)
Amortization of actuarial losses/(gains), Gross	13	19
Amortization of actuarial losses/(gains), Tax	(1)	(4)
Amortization of actuarial losses/ (gains), Net	12	15
Amortization of prior service cost/(credit), Gross	1	1
Amortization of prior service cost/(credit), Tax	(1)	0
Amortization of prior service cost/(credit), Net	0	1
Immediate recognition due to curtailment/settlement, Gross	(1)
Immediate recognition due to curtailment/settlement, Tax	0
Immediate recognition due to curtailment/settlement, Net	(1)
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans, Gross		0
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans, Tax		(42)
Cumulative effect of accounting changes, Defined Benefit Plans, Net	0	(42)
Total amounts recognized in other comprehensive income, Gross	(54)	(11)
Total amounts recognized in other comprehensive income, Tax	16	(48)
Total amounts recognized in other comprehensive income, Net	SFr (38)	SFr (59)
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	2.62%	3.28%	2.96%
Discount rate - interest costs (as a percent)	2.37%	3.28%	2.77%
Salary increases (as a percent)	2.84%	2.92%	2.97%
Expected long-term rate of return on plan assets (as a percent)	2.37%	3.00%	3.22%
Benefit obligation (%)
Discount rate (as a percent)	1.66%	2.38%	3.30%
Salary increases (as a percent)	2.97%	2.84%	2.90%
Bank | International | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				16
Bank | International | Other post-retirement defined benefit plans
Total benefit costs
Service costs on benefit obligation	SFr 0	SFr 0	SFr 0
Interest costs on benefit obligation	4	6	5
Expected return on plan assets	0	0	0
Amortization of recognized prior service cost/(credit)	0	0	0
Amortization of recognized actuarial losses/(gains)	1	3	8
Settlement losses/(gains)	0	0	0
Curtailment losses/(gains)	0	0	0
Net periodic benefit/(costs)	5	9	13
PBO
Beginning of the measurement period	164	160
Service costs	0	0	0
Interest costs	4	6	5
Plan amendments	0	0
Settlements	0	0
Actuarial losses/(gains)	13	13
Plans added	0	0
Benefit payments	(11)	(12)
Exchange rate losses/(gains)	(14)	(3)
End of the measurement period	156	164	160
Fair value of plan assets
Beginning of the measurement period	0	0
Actual return on plan assets	0	0
Employer contributions	11	12
Settlements	0	0
Benefit payments	(11)	(12)
Exchange rate gains/(losses)	0	0
End of the measurement period	0	0	SFr 0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	(156)	(164)
Total funded status recognized in the consolidated balance sheet at December 31	(156)	(164)
Total amount recognized
Noncurrent assets	0	0
Current liabilities	(11)	(11)
Noncurrent liabilities	(145)	(153)
Total amount recognized in the consolidated balance sheet at December 31	(156)	(164)
ABO
End of the measurement period	156	164
Amounts recognized in AOCI
Actuarial gains/(losses)	(39)	(30)
Prior service credit/(cost)	3	3
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans	0	0
Total	(36)	(27)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(13)	(12)
Actuarial gains/(losses), Tax	3	3
Actuarial gains/(losses), Net	(10)	(9)
Prior service credit/(cost), Gross	0
Prior service credit/(cost), Tax	0
Prior service credit/(cost), Net	0
Amortization of actuarial losses/(gains), Gross	1	3
Amortization of actuarial losses/(gains), Tax	0	(1)
Amortization of actuarial losses/ (gains), Net	1	2
Amortization of prior service cost/(credit), Gross	0	0
Amortization of prior service cost/(credit), Tax	0	0
Amortization of prior service cost/(credit), Net	0	0
Immediate recognition due to curtailment/settlement, Gross	0
Immediate recognition due to curtailment/settlement, Tax	0
Immediate recognition due to curtailment/settlement, Net	0
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans, Gross		0
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans, Tax		0
Cumulative effect of accounting changes, Defined Benefit Plans, Net	0	0
Total amounts recognized in other comprehensive income, Gross	(12)	(9)
Total amounts recognized in other comprehensive income, Tax	3	2
Total amounts recognized in other comprehensive income, Net	SFr (9)	SFr (7)
Net benefit pension cost (%)
Discount rate - service costs (as a percent)		4.38%	3.86%
Discount rate - interest costs (as a percent)	2.77%	3.95%	3.28%
Benefit obligation (%)
Discount rate (as a percent)	2.55%	3.23%	4.37%
Health care cost assumptions
Weighted-average rate of health care benefit decrease (as a percent)	5.00%
Bank | International | Other post-retirement defined benefit plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				SFr 11
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)				7.00%
Bank | Germany | Defined benefit pension plans
Pension and Other Postretirement Benefit Contributions
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans		SFr 111
Bank | US | Defined benefit pension plans
Pension and Other Postretirement Benefit Contributions
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans	SFr 43